Trade and other payables	6 Months Ended
Dec. 31, 2023
Trade and other payables
Trade and other payables

25Trade and other payables

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Trade payables	348,707	302,708	290,239
Other payables	10,274	12,039	13,420
Accrued expenses	49,139	62,271	66,079
Social security and other taxes	13,472	20,595	18,529
	421,592	397,613	388,267
Less: non-current portion
Trade payables	189,693	160,649	159,719
Other payables	198	492	776
Non-current trade and other payables	189,891	161,141	160,495
Current trade and other payables	231,701	236,472	227,772

Trade payables include transfer fees and other associated costs in relation to the acquisition of players’ registrations of £338,978,000 (30 June 2023: £276,626,000; 31 December 2022: £280,730,000) of which £189,693,000 (30 June 2023: £160,649,000; 31 December 2022: £159,719,000) is due after more than one year. Of the amount due after more than one year, £108,752,000 (30 June 2023: £80,256,000; 31 December 2022: £79,385,000) is expected to be paid between 1 and 2 years, £80,941,000 (30 June 2023: £80,393,000; 31 December 2022: £79,855,000) is expected to be paid between 2 and 5 years, and the balance of £nil (30 June 2023: £nil; 31 December 2022: £479,000) is expected to be paid after 5 years.

Gross contractual trade payables pre discounting as at 31 December 2023 were £378,560,000 (30 June 2023: £317,809,000; 31 December 2022: £307,913,000). The gross contractual value of other payables is not materially different to their carrying amount.